UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103 El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

Ross C. Provence

480 N. Magnolia Ave., Suite 103

El Cajon, CA 92020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Blue Chip Investor Fund

		Schedule of Investments
		March 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Accident & Health Insurance
25,000	AFLAC Inc.	$ 1,128,250	4.60%

Computer Services
18,000	Fiserv Inc. *	765,900	3.13%

Diversified Operation
9,000	3M Co.	681,210	2.78%

Financial Services
30,000	First Data Corp.	1,404,600	5.73%

General Buildings Materials
10,000	Danaher Corp.	635,500	2.59%

General Industrial Machinery
12,000	Illinois Tool Works Inc.	1,155,720	4.72%

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures
10,000	Fortune Brands Inc.	806,300	3.29%

Holding Companies NEC
40	Berkshire Hathaway Inc. Class A*	3,614,000	14.75%

Insurance
15,800	Mercury General Corp.	867,420	3.54%

Medical Instruments
19,000	Becton Dickinson & Co.	1,170,020	4.77%

Motorcycles, Bicycles, & Parts
24,000	Harley-Davidson Inc.	1,245,120	5.08%

Motor Vehicles & Passenger Car
10,500	Paccar Inc.	740,040	3.02%

National Commercial Banks
20,000	Synovus Financial Corp.	541,800
19,000	Wells Fargo & Co.	1,213,530
12,000	Zions Bancorp.	992,760
		2,748,090	11.22%

Publishing and Printing
21,000	Meredith Corp.	1,171,590	4.78%

Retail - Discount & Variety
20,000	Wal-Mart Stores Inc.	944,800	3.86%

Retail - Lumber and Other Materials Dealers
10,000	Lowe's Companies Inc.	644,400	2.63%

Retail - Wholesale - Building Products
30,000	Home Depot Inc.	1,269,000	5.18%

Shoes & Related Apparel
14,000	Nike Inc.	1,191,400	4.86%

Services - Business Services, NEC
30,500	Total Systems Services Inc.	607,560	2.48%

Total for Common Stock (Cost $20,074,562)		22,790,920	93.01%

Cash Equivalents
1,730,276	Dreyfus Cash Management CL A 4.62% **	1,730,276	7.06%
	(Cost - $1,730,276)

	Total Investments	24,521,196	100.07%
	(Cost - $21,804,838)

	Liabilities in Excess of Other Assets	(18,190)	-0.07%

	Net Assets	$ 24,503,006	100.00%

* Non-Income producing securities.
** Variable Rate Security; The coupon rate shown represents the rate at March 31, 2006.

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR FUND

1. SECURITY TRANSACTIONS

At March 31, 2006, the net unrealized appreciation on investments, based on the cost for federal income tax purposes of $20,074,562 amounted to $2,716,358, which consisted of aggregate gross unrealized appreciation of $2,976,383 and aggregate gross unrealized depreciation of $260,025.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP INVESTOR FUNDS

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date:                  5/30/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date:                  5/30/06

By : /s/ Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:                  5/30/06